Schedule of Investments (unaudited)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.5%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)	$1,105	$1,000,898
L3Harris Technologies Inc., 2.90%, 12/15/29 (Call 09/15/29)(a)	594	542,975
Raytheon Technologies Corp., 7.50%, 09/15/29	45	54,443
		1,598,316
Agriculture — 1.3%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	2,346	2,341,214
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	797	691,939
Philip Morris International Inc., 3.38%, 08/15/29 (Call 05/15/29)	1,099	1,010,421
		4,043,574
Airlines — 0.2%
American Airlines Pass Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29	85	76,963
Series 2017-2, Class AA, 3.35%, 04/15/31	510	458,881
		535,844
Auto Manufacturers — 1.5%
American Honda Finance Corp., 2.25%, 01/12/29	803	730,240
General Motors Financial Co. Inc.
4.30%, 04/06/29 (Call 02/06/29)(a)	1,300	1,231,217
5.65%, 01/17/29 (Call 10/17/28)	667	680,373
Toyota Motor Corp., 2.76%, 07/02/29	592	554,751
Toyota Motor Credit Corp.
3.65%, 01/08/29(a)	722	719,914
4.45%, 06/29/29	895	931,552
		4,848,047
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	280	270,407
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	519	487,923
		758,330
Banks — 7.4%
Banco Santander SA, 3.31%, 06/27/29	1,197	1,110,780
Bank of New York Mellon Corp. (The)
3.85%, 04/26/29 (Call 02/26/29)	510	508,475
Series J, 1.90%, 01/25/29 (Call 11/25/28)	694	614,058
Bank of New York Mellon Corp/The, 3.30%, 08/23/29 (Call 05/23/29)	658	630,785
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	753	744,476
ING Groep NV, 4.05%, 04/09/29(a)	1,269	1,221,945
KeyBank NA/Cleveland OH, 3.90%, 04/13/29	386	368,229
KeyCorp., 2.55%, 10/01/29(a)	940	838,969
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	2,375	2,190,985
3.74%, 03/07/29	1,451	1,397,647
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	721	694,078
PNC Bank N.A., 2.70%, 10/22/29	871	780,520
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29 (Call 01/23/29)(a)	1,931	1,867,316
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29	330	293,456
2.72%, 09/27/29	397	353,513
3.04%, 07/16/29	2,989	2,723,876
3.20%, 09/17/29	660	598,897
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/16/29)	848	823,688
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	1,266	1,180,861
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	365	349,582
Wells Fargo & Co., 4.15%, 01/24/29 (Call 10/24/28)	2,996	2,992,974
Wintrust Financial Corp., 4.85%, 06/06/29	410	407,659

Security	Par (000)	Value

Banks (continued)
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	$775	$683,759
		23,376,528
Beverages — 3.4%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29 (Call 10/23/28)	3,538	3,725,585
Coca-Cola Co. (The), 2.13%, 09/06/29	1,587	1,471,070
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	1,289	1,202,093
Diageo Capital PLC, 2.38%, 10/24/29 (Call 07/24/29)(a)	1,228	1,130,828
Keurig Dr Pepper Inc., 3.95%, 04/15/29 (Call 02/15/29)	1,140	1,135,486
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)	1,667	1,597,536
7.00%, 03/01/29	439	530,452
		10,793,050
Biotechnology — 0.4%
Amgen Inc., 3.00%, 02/22/29 (Call 12/22/28)	1,217	1,162,332

Building Materials — 0.3%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	583	519,978
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	544	520,782
		1,040,760
Chemicals — 2.5%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	480	453,523
Celanese U.S. Holdings LLC, 6.33%, 07/15/29 (Call 05/15/29)	726	747,642
Dow Chemical Co. (The), 7.38%, 11/01/29	1,115	1,322,513
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	815	764,992
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	1,104	1,050,610
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	955	951,209
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	344	319,435
Rohm & Haas Co., 7.85%, 07/15/29	655	788,731
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	678	667,396
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)(a)	884	818,239
		7,884,290
Commercial Services — 2.6%
Global Payments Inc., 3.20%, 08/15/29 (Call 05/15/29)	1,558	1,390,048
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	630	639,881
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)(a)	1,915	1,802,436
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)(a)	919	917,631
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	923	846,585
2.70%, 03/01/29 (Call 01/01/29)(a)(b)	809	761,924
4.25%, 05/01/29 (Call 02/01/29)(b)	920	941,409
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	827	818,895
		8,118,809
Computers — 2.9%
Apple Inc., 2.20%, 09/11/29 (Call 06/11/29)	1,808	1,686,032
Dell International LLC/EMC Corp., 5.30%, 10/01/29 (Call 07/01/29)	2,190	2,219,653
HP Inc., 4.00%, 04/15/29 (Call 02/15/29)	1,425	1,376,664
International Business Machines Corp., 3.50%, 05/15/29	3,385	3,299,021
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)	790	666,531
		9,247,901
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	1,271	1,168,125
GSK Consumer Healthcare Capital US LLC, 3.38%, 03/24/29 (Call 01/24/29)(b)	867	837,930

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)(a)	$1,478	$1,351,867
		3,357,922
Diversified Financial Services — 3.7%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)	559	486,252
American Express Co., 4.05%, 05/03/29 (Call 03/03/29)	1,155	1,163,258
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	1,272	1,290,813
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)	523	485,072
3.25%, 05/22/29 (Call 02/22/29)	889	859,307
4.00%, 02/01/29 (Call 11/01/28)(a)	878	890,213
Intercontinental Exchange Inc., 4.35%, 06/15/29 (Call 04/15/29)	1,890	1,926,704
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	886	867,226
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	1,687	1,637,048
Nomura Holdings Inc.
2.71%, 01/22/29	755	660,723
5.61%, 07/06/29(a)	553	569,203
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	837	809,580
		11,645,399
Electric — 5.9%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	574	514,643
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	1,161	1,110,926
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	615	547,553
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	784	740,598
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	693	637,435
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	789	753,274
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	774	712,777
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	12	11,377
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	508	498,394
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	470	461,178
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	522	521,520
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	1,018	922,501
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	626	628,829
Georgia Power Co., Series B, 2.65%, 09/15/29 (Call 06/15/29)	1,024	929,505
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	137	133,768
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)(a)	988	988,948
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29 (Call 12/15/28)	483	471,389
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	586	580,433
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	1,195	1,102,089
3.50%, 04/01/29 (Call 01/01/29)	593	571,854
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	346	336,772
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29 (Call 12/15/28)	251	278,241
Pacific Gas and Electric Co., 4.20%, 03/01/29 (Call 01/01/29)	585	534,222
PacifiCorp, 3.50%, 06/15/29 (Call 03/15/29)	421	412,391
Public Service Electric & Gas Co., 3.20%, 05/15/29 (Call 02/15/29)	413	402,233
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)	501	487,333
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	492	448,064
6.65%, 04/01/29	257	280,135
Series A, 4.20%, 03/01/29 (Call 12/01/28)	758	755,847
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	609	600,450
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29 (Call 04/15/29)	739	699,877

Security	Par (000)	Value

Electric (continued)
Wisconsin Power and Light Co., 3.00%, 07/01/29 (Call 04/01/29)	$301	$284,716
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	569	514,165
		18,873,437
Electronics — 1.3%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)(a)	904	818,680
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	418	376,079
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	733	741,268
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	820	801,583
Honeywell International Inc., 2.70%, 08/15/29 (Call 05/15/29)	868	826,050
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	669	611,847
		4,175,507
Entertainment — 0.5%
Magallanes Inc., 4.05%, 03/15/29 (Call 01/15/29)(b)	1,772	1,686,572

Environmental Control — 0.4%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)(a)	708	684,785
Waste Management Inc., 2.00%, 06/01/29 (Call 04/01/29)(a)	558	500,386
		1,185,171
Food — 1.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	445	506,864
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	318	294,875
Kraft Heinz Foods Co., 4.63%, 01/30/29 (Call 10/30/28)	825	842,845
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)	1,169	1,198,657
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	1,321	1,350,868
		4,194,109
Forest Products & Paper — 0.8%
Georgia-Pacific LLC, 7.75%, 11/15/29	415	511,986
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	1,989	2,033,951
		2,545,937
Gas — 0.7%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)	1,045	967,848
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)	760	698,045
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	679	650,312
		2,316,205
Health Care - Products — 1.1%
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)(a)	1,375	1,278,516
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	1,073	990,132
Thermo Fisher Scientific Inc., 2.60%, 10/01/29 (Call 07/01/29)(a)	1,159	1,098,083
		3,366,731
Health Care - Services — 4.1%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	495	463,280
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	665	615,717
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)(a)	705	653,415
Elevance Health Inc., 2.88%, 09/15/29 (Call 06/15/29)	1,103	1,027,191
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)(b)	740	679,683
4.13%, 06/15/29 (Call 03/15/29)	2,054	1,977,530
5.88%, 02/01/29 (Call 08/01/28)	713	745,313
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	745	696,441
3.70%, 03/23/29 (Call 02/23/29)	884	867,381
Laboratory Corp. of America Holdings, 2.95%, 12/01/29 (Call 09/01/29)(a)	1,004	925,015
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	937	853,513
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	984	985,791

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	$658	$650,972
UnitedHealth Group Inc.
2.88%, 08/15/29	1,120	1,074,842
4.00%, 05/15/29 (Call 03/15/29)	944	970,753
		13,186,837
Holding Companies - Diversified — 0.2%
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)(b)	800	672,952

Home Builders — 0.2%
Toll Brothers Finance Corp., 3.80%, 11/01/29 (Call 08/01/29)(a)	590	533,006

Home Furnishings — 0.6%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	892	882,848
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	939	960,438
		1,843,286
Household Products & Wares — 0.6%
Clorox Co. (The), 4.40%, 05/01/29 (Call 03/01/29)	630	648,711
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)(a)	1,302	1,274,189
		1,922,900
Insurance — 3.8%
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)(a)	735	715,949
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	208	199,314
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	639	635,077
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	731	704,041
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)(a)	721	710,380
Corebridge Financial Inc., 3.85%, 04/05/29 (Call 02/05/29)(b)	1,194	1,132,676
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)(a)	669	642,695
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	1,000	912,110
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	375	351,622
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	1,663	1,697,274
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	438	424,002
Principal Financial Group Inc., 3.70%, 05/15/29 (Call 02/15/29)	806	776,210
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)(a)	823	836,983
6.63%, 03/01/29	149	173,086
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	817	789,042
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	656	623,836
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	95	90,492
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)(a)	842	748,109
		12,162,898
Internet — 0.6%
Amazon.com Inc., 3.45%, 04/13/29 (Call 02/13/29)	1,802	1,814,146

Iron & Steel — 0.2%
ArcelorMittal SA, 4.25%, 07/16/29(a)	695	673,837

Lodging — 0.2%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	570	515,765

Machinery — 1.3%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)	781	738,334
Deere & Co., 5.38%, 10/16/29(a)	558	619,280

Security	Par (000)	Value

Machinery (continued)
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	$493	$453,190
John Deere Capital Corp.
2.80%, 07/18/29(a)	699	669,244
3.35%, 04/18/29	523	520,599
3.45%, 03/07/29	453	452,180
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	683	677,987
		4,130,814
Manufacturing — 2.2%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	1,279	1,173,175
3.38%, 03/01/29 (Call 12/01/28)	1,024	1,004,165
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	1,293	1,228,040
4.50%, 09/15/29 (Call 07/15/29)	1,325	1,355,568
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	753	731,073
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	649	624,526
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	803	777,432
		6,893,979
Media — 3.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,600	1,365,600
5.05%, 03/30/29 (Call 12/30/28)(a)	1,536	1,528,842
Discovery Communications LLC, 4.13%, 05/15/29 (Call 02/15/29)	952	899,716
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	2,609	2,653,771
Paramount Global, 4.20%, 06/01/29 (Call 03/01/29)	877	848,217
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)	2,667	2,376,270
		9,672,416
Mining — 0.5%
Freeport-McMoRan Inc., 5.25%, 09/01/29 (Call 09/01/24)(a)	780	768,986
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)(a)	926	836,910
		1,605,896
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 08/15/23)	809	702,503

Oil & Gas — 4.1%
Cenovus Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)(a)	1,070	1,061,836
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	608	593,584
ConocoPhillips Co., 6.95%, 04/15/29	1,413	1,662,310
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(b)	599	598,886
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	1,466	1,382,526
EQT Corp., 5.00%, 01/15/29 (Call 07/15/28)(a)	410	407,983
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)(a)	1,691	1,574,811
Hess Corp., 7.88%, 10/01/29	564	658,741
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)(b)	600	553,224
Shell International Finance BV, 2.38%, 11/07/29 (Call 08/07/29)	1,886	1,725,709
TotalEnergies Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)(a)	1,577	1,556,121
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)	1,253	1,222,126
		12,997,857
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	660	611,015
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	653	594,582
		1,205,597

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.4%
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	$574	$527,885
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)	827	854,266
		1,382,151
Pharmaceuticals — 5.7%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	5,121	4,881,235
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	1,715	1,768,182
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)	2,102	2,082,031
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)(a)	2,484	2,348,572
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)(a)	984	987,946
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	1,536	1,530,163
Johnson & Johnson, 6.95%, 09/01/29	245	305,564
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	1,779	1,771,991
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)	2,320	2,335,544
		18,011,228
Pipelines — 3.8%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)(a)	509	503,040
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)	1,772	1,661,480
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)(b)	537	499,367
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	1,127	1,053,565
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	798	755,020
5.25%, 04/15/29 (Call 01/15/29)	1,681	1,712,720
Enterprise Products Operating LLC, 3.13%, 07/31/29 (Call 04/30/29)	1,531	1,430,643
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	1,014	1,022,710
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	859	781,802
4.35%, 03/15/29 (Call 12/15/28)	859	830,962
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	1,227	1,109,183
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	725	749,208
		12,109,700
Real Estate Investment Trusts — 9.6%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	605	543,121
4.50%, 07/30/29 (Call 04/30/29)	303	302,979
American Campus Communities Operating Partnership LP, 2.25%, 01/15/29 (Call 11/15/28)	447	425,173
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	324	322,373
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	2,031	1,940,722
3.95%, 03/15/29 (Call 12/15/28)	983	948,841
AvalonBay Communities Inc., 3.30%, 06/01/29 (Call 03/01/29)	759	723,092
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	649	599,189
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	625	607,325
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	784	740,935
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)(a)	784	739,194
Corporate Office Properties LP, 2.00%, 01/15/29 (Call 11/15/28)(a)	678	554,211
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	964	880,807
4.30%, 02/15/29 (Call 11/15/28)	702	695,619
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)(a)	322	318,439
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(a)	1,063	1,002,079

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	$297	$273,273
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	265	228,806
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)(a)	1,568	1,446,715
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)(a)	986	918,774
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	632	617,837
Extra Space Storage LP, 3.90%, 04/01/29 (Call 02/01/29)	228	218,661
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)(a)	515	473,862
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29 (Call 10/15/28)	909	890,429
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	920	869,124
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	523	497,619
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/15/29)	983	862,769
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)(a)	693	667,699
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	352	337,371
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	399	376,947
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	863	844,773
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	429	373,676
Prologis LP, 4.38%, 02/01/29 (Call 11/01/28)	421	429,609
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	712	687,009
Realty Income Corp.
3.10%, 12/15/29 (Call 09/15/29)(a)	918	859,303
3.25%, 06/15/29 (Call 03/15/29)	558	532,405
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	702	630,593
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	524	472,187
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)	1,434	1,266,107
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	610	569,356
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	323	322,302
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	630	626,151
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	797	785,316
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	633	550,526
4.13%, 03/15/29 (Call 12/15/28)	562	548,967
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)(a)	640	625,626
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	407	388,286
		30,536,177
Retail — 3.1%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	646	627,324
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)(a)	2,105	2,031,199
Lowe’s Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)(a)	1,798	1,758,408
6.50%, 03/15/29	325	367,711
McDonald’s Corp., 2.63%, 09/01/29 (Call 06/01/29)(a)	1,125	1,047,825
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	691	677,208
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)(a)	1,302	1,271,963
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)(a)	1,224	1,217,048
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	182	170,963
3.25%, 07/08/29 (Call 04/08/29)	562	562,135
		9,731,784
Semiconductors — 3.9%
Broadcom Inc.
4.00%, 04/15/29 (Call 02/15/29)(b)	925	887,584
4.75%, 04/15/29 (Call 01/15/29)	1,896	1,913,860
Intel Corp., 2.45%, 11/15/29 (Call 08/15/29)	2,575	2,372,425
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)(a)	1,225	1,257,732
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	1,315	1,342,378

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	$927	$949,526
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29 (Call 03/18/29)	1,062	1,037,192
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	901	838,488
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	1,128	1,041,798
TSMC Arizona Corp., 4.13%, 04/22/29 (Call 02/22/29)(a)	855	865,286
		12,506,269
Software — 2.0%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	979	885,388
Fidelity National Information Services Inc., 3.75%, 05/21/29 (Call 02/21/29)(a)	735	709,870
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	3,580	3,389,723
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	910	834,152
Workday Inc., 3.70%, 04/01/29 (Call 02/01/29)(a)	705	680,642
		6,499,775
Telecommunications — 4.8%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	1,225	1,190,969
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	3,680	3,712,715
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	682	643,242
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	767	756,346
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	955	849,616
2.63%, 02/15/29 (Call 02/15/24)	610	545,718
3.38%, 04/15/29 (Call 04/15/24)	1,260	1,177,193
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)	1,684	1,679,302
4.02%, 12/03/29 (Call 09/03/29)(b)	50	50,053
4.02%, 12/03/29 (Call 09/03/29)(a)	4,703	4,707,938
		15,313,092
Toys, Games & Hobbies — 0.3%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	1,084	1,028,445

Transportation — 2.0%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	1,176	1,206,282
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)(a)	1,223	1,156,188
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	656	607,968
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	531	491,456
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)	1,046	1,051,753
6.63%, 02/01/29	435	503,034

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	$646	$605,237
3.40%, 03/15/29 (Call 12/15/28)	702	700,821
		6,322,739
Trucking & Leasing — 0.2%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	597	599,137

Water — 0.3%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)	676	653,820
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	493	470,840
		1,124,660

Total Long-Term Investments — 98.3%
(Cost: $325,077,609)		312,454,617

Short-Term Securities

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	19,535	19,532,848
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	1,973	1,973,000

Total Short-Term Securities — 6.8%
(Cost: $21,504,049)		21,505,848

Total Investments in Securities — 105.1%
(Cost: $346,581,658)		333,960,465

Liabilities in Excess of Other Assets — (5.1)%		(16,257,490)

Net Assets — 100.0%		$317,702,975

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,169,250	$8,373,535	(a)	$—	$(10,144)	$207	$19,532,848	19,535	$27,654	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	593,000	1,380,000	(a)	—	—	—	1,973,000	1,973	4,141		—
					$(10,144)	$207	$21,505,848		$31,795		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
July 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$312,454,617	$—	$312,454,617
Money Market Funds	21,505,848	—	—	21,505,848
	$21,505,848	$312,454,617	$—	$333,960,465